Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0002080126
Registrant Name	Forgent Power Solutions, Inc.
Registration File Number	333-296245
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES